Note 12 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Issued in Euros [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 28,151,000,000	€ 20,740,000,000
Fair Value Debt Securities Available For Sale Financial Assets	28,913,000,000	21,550,000,000
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0
Fair Value Debt Securities Available For Sale Financial Assets	0	0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,050,000,000	959,000,000
Fair Value Debt Securities Available For Sale Financial Assets	1,110,000,000	1,024,000,000
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	899,000,000	907,000,000
Fair Value Debt Securities Available For Sale Financial Assets	936,000,000	947,000,000
Total domestic [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	30,100,000,000	22,607,000,000
Fair Value Debt Securities Available For Sale Financial Assets	30,959,000,000	23,521,000,000
Mexico [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	7,224,000,000	7,790,000,000
Fair Value Debt Securities Available For Sale Financial Assets	7,375,000,000	7,786,000,000
Mexico [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,359,000,000	6,869,000,000
Fair Value Debt Securities Available For Sale Financial Assets	6,527,000,000	6,868,000,000
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0
Fair Value Debt Securities Available For Sale Financial Assets	0	0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	62,000,000	77,000,000
Fair Value Debt Securities Available For Sale Financial Assets	63,000,000	78,000,000
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	803,000,000	843,000,000
Fair Value Debt Securities Available For Sale Financial Assets	786,000,000	840,000,000
United States [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	10,267,000,000	11,376,000,000
Fair Value Debt Securities Available For Sale Financial Assets	10,421,000,000	11,393,000,000
United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,572,000,000	8,570,000,000
Fair Value Debt Securities Available For Sale Financial Assets	6,698,000,000	8,599,000,000
United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,049,000,000	5,595,000,000
Fair Value Debt Securities Available For Sale Financial Assets	4,113,000,000	5,624,000,000
United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,523,000,000	2,975,000,000
Fair Value Debt Securities Available For Sale Financial Assets	2,585,000,000	2,975,000,000
United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0
Fair Value Debt Securities Available For Sale Financial Assets	0	0
United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	157,000,000	122,000,000
Fair Value Debt Securities Available For Sale Financial Assets	158,000,000	124,000,000
United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,538,000,000	2,684,000,000
Fair Value Debt Securities Available For Sale Financial Assets	3,565,000,000	2,670,000,000
Turkey [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,801,000,000	3,752,000,000
Fair Value Debt Securities Available For Sale Financial Assets	3,840,000,000	3,713,000,000
Turkey [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets		3,752,000,000
Fair Value Debt Securities Available For Sale Financial Assets		3,713,000,000
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets		0
Fair Value Debt Securities Available For Sale Financial Assets		0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets		0
Fair Value Debt Securities Available For Sale Financial Assets		0
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets		0
Fair Value Debt Securities Available For Sale Financial Assets		0
Other countries [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	15,143,000,000	11,870,000,000
Fair Value Debt Securities Available For Sale Financial Assets	15,628,000,000	12,318,000,000
Other countries [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	7,519,000,000	6,963,000,000
Fair Value Debt Securities Available For Sale Financial Assets	7,861,000,000	7,269,000,000
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,481,000,000	1,005,000,000
Fair Value Debt Securities Available For Sale Financial Assets	1,484,000,000	1,010,000,000
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,425,000,000	1,795,000,000
Fair Value Debt Securities Available For Sale Financial Assets	2,517,000,000	1,892,000,000
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,717,000,000	2,106,000,000
Fair Value Debt Securities Available For Sale Financial Assets	3,766,000,000	2,147,000,000
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	36,436,000,000	34,788,000,000
Fair Value Debt Securities Available For Sale Financial Assets	37,264,000,000	35,210,000,000
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	66,536,000,000	57,395,000,000
Fair Value Debt Securities Available For Sale Financial Assets	€ 68,223,000,000	€ 58,731,000,000